Others - Additional Information (Detail) $ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Jul. 10, 2024 TWD ($)	Jul. 10, 2024 USD ($)	Jul. 10, 2020 TWD ($)	Jul. 10, 2020 USD ($)	Feb. 10, 2020 TWD ($)	Dec. 27, 2019 TWD ($)	Dec. 31, 2013 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Jan. 01, 2024
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed			$ 260	$ 8
Contribution received from Environmental Protection						$ 55,062
Income from fines and penalties	$ 46,952	$ 1,432
Consideration paid received									$ 2,354,938
Corporate social responsibilities [Member]
Disclosure Detailed Information About Others [Line Items]
Social security contributions	$ 50,000	$ 1,525
GAPT Holdings limited [Member]
Disclosure Detailed Information About Others [Line Items]
Consideration paid received								$ 380,000
Resolution To Enhance The Shareholding In The Investee [Member] | GAPT Holdings limited [Member]
Disclosure Detailed Information About Others [Line Items]
Percentage of voting equity interests acquired										16.48%
Original Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed							$ 102,014
New Fine [Member]
Disclosure Detailed Information About Others [Line Items]
Administrative fine imposed					$ 46,952